UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5877

DREYFUS STRATEGIC MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11 /30
Date of reporting period:	8/31/04

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Strategic Municipal Bond Fund, Inc.
Statement of Investments
August 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--141.8%	Amount ($)	Value ($)

Alaska--4.4%

Alaska Housing Finance Corp.:
6.25%, 6/1/2035	5,905,000	6,275,421
6.05%, 6/1/2039 (Insured; MBIA)	11,915,000	12,417,098

Arizona--2.2%

Apache County Industrial Development Authority, PCR
(Tucson Electric Power Co.) 5.85%, 3/1/2028	2,220,000	2,197,645

Arizona Water Infrastructure Finance Authority, Revenue
5%, 10/1/2021	3,000,000	3,204,450

Maricopa County Pollution Control Corp., PCR
(El Paso Electric Co.) 6.25%, 5/1/2037	4,000,000	4,118,040

Arkansas--2.2%

Arkansas Development Finance Authority, SFMR
6.25%, 1/1/2032	3,840,000	4,043,251

Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	5,000,000	5,235,050

California--10.2%

California
5.50%, 4/1/2028	5,450,000	5,805,613

California Economic Recovery
5.25%, 7/1/2014 (Insured; FGIC)	7,435,000	8,436,420

California Department of Water Resources,
Power Supply Revenue 6%, 5/1/2015	12,500,000	14,273,500

California Department of Veteran Affairs
Home Purchase Revenue 5.20%, 12/1/2028	5,000,000	5,014,950

California Health Facilities Financing Authority, Revenue
(Cedars-Sinai Medical Center) 6.25%, 12/1/2034	3,750,000	4,023,900

San Diego Unified School District Crossover
(Election 1998)
5.50%, 7/1/2023 (Insured; MBIA)	5,000,000	5,765,300

Colorado--3.5%

Colorado Health Facilities Authority, Revenue
(American Housing Foundation 1, Inc.)	2,035,000	2,026,412
8.50%, 12/1/2031

Denver City and County, Special Facilities Airport Revenue
(United Air Lines) 6.875%, 10/1/2032	2,700,000	a	1,950,750

Northwest Parkway Public Highway Authority, Revenue
(First Tier Subordinated) 7.125%, 6/15/2041	5,500,000		5,840,065

Silver Dollar Metropolitan District
7.05%, 12/1/2030	4,885,000		4,945,818

Connecticut--2.7%

Connecticut Development Authority, PCR
(Connecticut Light and Power) 5.95%, 9/1/2028	6,000,000		6,283,260

Connecticut Resource Recovery Authority
(American Refunding-Fuel Company)
6.45%, 11/15/2022	4,985,000		5,104,141

District of Columbia--1.3%

Metropolitan Washington Airports Authority,
Special Facilities Revenue
(Caterair International Corp.) 10.125%, 9/1/2011	5,620,000		5,627,025

Florida--3.2%

Florida Housing Finance Corp., Housing Revenue
(Seminole Ridge Apartments)
6%, 4/1/2041 (Collateralized; GNMA)	6,415,000		6,712,399

Orange County Health Facilities Authority, Revenue:
(Adventist Health System) 6.25%, 11/15/2024	3,000,000		3,250,650
(Orlando Regional Healthcare System) 6%, 10/1/2026	3,500,000		3,664,500

Georgia--1.4%

Atlanta Airport Revenue
5.25%, 1/1/2025 (Insured; FSA)	3,000,000		3,110,580

Savannah Economic Development Authority,
Environmental Improvement Revenue
(International Paper Company) 6.20%, 8/1/2027	2,670,000		2,812,685

Idaho--.2%

Idaho Housing & Finance Association, SFMR
6.35%, 1/1/2030 (Collateralized; FNMA)	890,000		936,093

Illinois--5.3%

Chicago O'Hare International Airport
General Airport Revenue
(3rd Lien B-2 XLCA)
6%, 1/1/2029	5,000,000		5,480,250

Illinois Health Facilities Authority, Revenue:
(Advocate Network Health Care) 6.125%, 11/15/2022	5,000,000		5,537,900
(OSF Healthcare Systems) 6.25%, 11/15/2029	10,900,000		11,475,629

Indiana--1.7%

Franklin Township School Building Corporation
6.125%, 1/15/2022 (Prerefunded 7/15/2010)	6,000,000	b	7,135,380

Kansas--1.7%

Wyandotte County Kansas City,
Unified Government Utility Systems Revenue
5.65%, 9/1/2022 (Insured; AMBAC)	6,365,000		7,332,671

Louisiana--2.6%

Parish of De Soto, Environmental Improvement
Revenue (International Paper Co.)	2,900,000		3,030,674
6.55%, 4/1/2019

West Feliciana Parish, PCR (Entergy Gulf States):
7%, 11/1/2015	3,000,000		3,049,860
6.60%, 9/1/2028	4,700,000		4,791,133

Maryland--2.7%

Maryland Economic Development Corp.,
Student Housing Revenue (University of Maryland)
5.75%, 10/1/2033	2,550,000		2,629,892

Maryland Industrial Development Financing
Authority, EDR (Medical Waste Associates
Limited Partnership) 8.75%, 11/15/2010	3,710,000		3,290,139

Maryland State and Local Facilities Loan
5%, 8/1/2017	5,000,000		5,467,850

Massachusetts--5.1%

Massachusetts Development Finance Agency Revenue
(WGBH Educational Foundation):
5.37%, 1/1/2042 (Insured; AMBAC)	6,500,000		6,800,885
5.75%, 1/1/2042 (Insured; AMBAC)	5,000,000		5,815,900

Massachusetts Health and Educational Facilities
Authority, Revenue:
(Beth Israel) 10.215%, 7/1/2025 (Insured; AMBAC)	3,250,000	c	3,269,435
(Civic Investments) 9%, 12/15/2015	2,000,000		2,314,540
(Partners Healthcare System) 5.75%, 7/1/2032	3,000,000		3,185,040

Pittsfield, SWDR (Vicon Recovery Associates)
7.95%, 11/1/2004	310,000		310,000

Michigan--2.8%

Michigan Hospital Finance Authority, HR
(Genesys Health System Obligated Group)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000	b	5,449,000

Michigan Strategic Fund, SWDR
(Genesee Power Station) 7.50%, 1/1/2021	7,550,000		6,534,827

Mississippi--.8%

Mississippi Business Finance Corporation, PCR
(Systems Energy Resources, Inc.) 5.90%, 5/1/2022	3,160,000		3,192,358

Missouri--.5%

Saint Louis Industrial Development Authority
(Saint Louis Convention) 7.25%, 12/15/2035	2,625,000		2,261,989

Nebraska--.6%

Nebraska Investment Finance Authority, SFMR
10.199%, 3/1/2026	2,150,000	c,d	2,542,332

Nevada--4.6%

Clark County, IDR
(Southwest Gas Corporation) 6.50%, 12/1/2033	5,000,000		5,041,150

Washoe County:
(Reno-Sparks Convention) 6.40%, 7/1/2029
(Insured; FSA) (Prerefunded 1/1/2010)	8,000,000	b	9,397,760
Water Facility Revenue (Sierra Pacific Power Co.)
5%, 3/1/2036	5,000,000		5,019,600

New Hampshire--3.6%

New Hampshire Business Finance Authority, PCR
(Public Service Co.):
6%, Series D 5/1/2021 (Insured; MBIA)	2,690,000		2,978,772
6%, Series E 5/1/2021 (Insured; MBIA)	6,000,000		6,644,100

New Hampshire Industrial Development Authority, PCR
(Connecticut Light) 5.90%, 11/1/2016	5,400,000		5,553,738

New Jersey--5.7%

New Jersey Economic Development Authority
Special Facilities Revenue (Continental Airlines, Inc.):
6.25%, 9/15/2019	3,620,000		2,847,999
6.25%, 9/15/2029	5,000,000		3,661,750
7.20%, 11/15/2030	7,000,000		5,592,370

New Jersey Educational Facilities Authority, Revenue
Higher Education Capital Improvement
5.25%, 9/1/2019 (Insured; AMBAC)	3,000,000		3,259,920

Tobacco Settlement Financing Corporation
7%, 6/1/2041	9,095,000		8,782,496

New Mexico--1.0%

New Mexico Finance Authority
Transportation Revenue
5.25%, 6/15/2020 (Insured; MBIA)	4,000,000		4,379,400

New York--4.6%

New York City 5.75%, 8/1/2014	5,000,000		5,606,200

New York City Transitional Finance Authority, Revenue
(Future Tax Secured)
5.375%, 11/15/2021	5,000,000		5,445,550

New York State Dormitory Authority, Revenue:
City University Systems	3,060,000		3,350,088
(Consolidated 4th General) 5.50%, 7/1/2017
Judicial Facility Lease	605,000		871,515
(Suffolk County) 9.50%, 4/15/2014
(Marymount Manhattan College) 6.25%, 7/1/2029	4,000,000		4,361,200

North Carolina--.7%

North Carolina Eastern Municipal Power Agency,
Power Systems Revenue 6.70%, 1/1/2019	2,500,000		2,809,475

Ohio--6.4%

Cuyahoga County, HR (Metrohealth Systems)
6.15%, 2/15/2029	10,000,000		10,411,100

Cuyahoga County Hospital Facilities, Revenue
(UHHS/CSAHS Cuyahoga Inc. &
CSAHS/UHHS Canton Inc.) 7.50%, 1/1/2030	3,500,000		3,869,495

Mahoning County Hospital Facilities, Revenue
(Forum Health Obligation Group)
6%, 11/15/2032	4,000,000		4,208,960

Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating Co.)
6.10%, 8/1/2020	2,400,000		2,520,960

Ohio Housing Finance Agency, Mortgage Revenue
10.620%, 3/1/2029 (Collateralized; GNMA)	1,720,000	c,d	1,882,488

Ohio Water Development Authority, PCR
(Cleveland Electric) 6.10%, 8/1/2020	4,000,000		4,201,600

Oklahoma--3.6%

Oklahoma Development Finance Authority, Revenue
(St. John Health System) 6%, 2/15/2029	9,000,000		9,867,240

Oklahoma Industries Authority, Health System
Revenue (Obligation Group)
5.75%, 8/15/2029 (Insured; MBIA)	5,000,000		5,438,100

Oregon--1.4%

Umatilla County Hospital Facility Authority, Revenue
(Catholic Health Initiatives) 5.50%, 3/1/2022	2,395,000		2,538,987

Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration) 7.40%, 1/1/2016	3,250,000		3,312,563

Pennsylvania--1.4%

Allegheny County Port Authority, Special Transportation
Revenue 6.125%, 3/1/2029
(Insured; MBIA) (Prerefunded 3/1/2009)	4,750,000	b	5,492,235

Pennsylvania Housing Finance Agency,
Multi-Family Development Revenue
8.25%, 12/15/2019	265,000		265,649

Rhode Island--1.6%

Rhode Island Health & Educational Building
Corporation Higher Educational Facilities
(University of Rhode Island)
5.875%, 9/15/2029 (Insured; MBIA)	5,910,000		6,593,787

South Carolina--7.9%

Berkeley County School District
Installment Purchase Revenue
(Securing Assets For Education)
5%, 12/1/2028	2,810,000		2,812,473

Greenville County School District
Installment Purchase Revenue
(Building Equity Sooner Tomorrow)
5.50%, 12/1/2028	10,000,000		10,415,100

Greenville Hospital System, Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	7,000,000		7,506,450

Richland County, Environmental Improvement Revenue
(International Paper Company) 6.10%, 4/1/2023	6,500,000		6,891,495

South Carolina Medical Facilities, Hospital Facilities
Revenue 6%, 7/1/2019 (Prerefunded 7/1/2009)	5,000,000	b	5,765,750

Tennessee--3.9%

Johnson City Health and Educational Facilities Board, HR
(1st Mortgage-Mountain State Health):
7.50%, 7/1/2025	2,000,000		2,348,460
7.50%, 7/1/2033	3,000,000		3,504,540

Memphis Center City Revenue Finance Corp.
Sports Facility Revenue
(Memphis Redbirds) 6.50%, 9/1/2028	6,000,000		6,016,680

Tennessee Housing Development Agency
(Homeownership Program):
6%, 1/1/2028	2,820,000		2,893,066
6.40%, 7/1/2031	1,695,000		1,793,208

Texas--22.2%

Austin Airport System Revenue
5.25%, 11/15/2017 (Insured; MBIA)	2,500,000		2,735,500

Dallas Fort Worth International Airport, Revenue:
5.50%, 11/1/2021 (Insured; FSA)	7,000,000		7,528,780
Facility Improvement Corp.
(2001-A-1 Bombardier Inc.) 6.15%, 1/1/2016	850,000		844,917

Gregg County Health Facilities Development
Corp., HR (Good Shepherd Medical Center)
6.375%, 10/1/2025	2,500,000		2,845,625

Harris County Health Facilities Development
Corp., HR (Memorial Hermann Healthcare)
6.375%, 6/1/2029	7,000,000		7,616,140

Harris County-Houston Sports Authority Revenue
(Third Lien-A-3)
Zero Coupon, 11/15/2031 (Insured; MBIA)	9,685,000		2,107,553

Katy Independent School District
6.125%, 2/15/2032	11,360,000		12,588,016

Sabine River Authority, PCR (TXU Electric):
6.45%, 6/1/2021	2,900,000		3,046,624
5.50%, 5/1/2022	5,490,000		5,819,345

Springhill Courtland Heights Public Facility Corp. MFHR
5.85%, 12/1/2028	6,030,000		6,203,543

Texas:
(Veterans ) 6%, 12/1/2030	3,935,000		4,205,413
(Veterans Housing Assistance Program)
6.10%, 6/1/2031	8,510,000		9,048,938

Texas Department of Housing and Community Affairs:
Collateralized Home Mortgage Revenue
12.015%, 7/2/2024	2,500,000	c	2,586,025
Residential Mortgage Revenue
5.35%, 7/1/2033	5,735,000		5,842,130

Texas Turnpike Authority,
Central Texas Turnpike System Revenue
5.25%, 5/15/2042 (Insured; AMBAC)	6,875,000		7,084,275

Tomball Hospital Authority, Revenue:
6.125%, 7/1/2023	3,680,000		3,679,926
(Tomball Regional Hospital) 6%, 7/1/2025	4,650,000		4,616,753

Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Health)
6.75%, 11/1/2025	5,850,000		5,864,801

Utah--.9%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	4,122,000		4,007,862

Virginia--5.2%

Henrico County Economic Development Authority,
Revenue (Bon Secours Health System)
5.60%, 11/15/2030 (Insured; FSA)	3,140,000		3,230,369

Henrico County Industrial Development Authority,
Revenue (Bon Secours Health System)
10.256%, 8/23/2027	7,500,000	c	9,924,600

Virginia Housing Development Authority,
Rental Housing 6.20%, 8/1/2024	8,520,000		9,106,432

Washington--3.4%

Energy Northwest, Revenue
(Wind Project) 6%, 7/1/2023	3,670,000		3,948,259

Washington Higher Education Facilities Authority,
Revenue (Whitman College) 5.875%, 10/1/2029	10,000,000		10,632,200

Wisconsin--5.0%

Badger Tobacco Asset Securitization Corp.
Tobacco Settlement Revenue:
7%, 6/1/2028	13,500,000		13,474,755
6.375%, 6/1/2032	2,150,000		1,906,427

Wisconsin Health and Educational Facilities
Authority, Revenue (Aurora Health Care)
6.40%, 4/15/2033	5,500,000		5,780,720

Wyoming--3.6%

Sweetwater County, SWDR (FMC Corp.):
7%, 6/1/2024	2,140,000		2,176,915
6.90%, 9/1/2024	2,465,000		2,509,000

Wyoming Student Loan Corp.,
Student Loan Revenue:
6.20%, 6/1/2024	5,000,000		5,378,850
6.25%, 6/1/2029	5,000,000		5,337,800

Total Long-Term Investments (cost $581,167,037)			601,804,662

Short-Term Municipal Investments--3.0%

Alaska--1.8%

Valdez, Marine Terminal Revenue, VRDN
(Exxon Pipeline Co. Project):
1.27%, Series A	1,200,000	e	1,200,000
1.27%, Series C	6,300,000	e	6,300,000

Louisiana--.7%

East Baton Rouge Parish, PCR, VRDN
(Exxon Project) 1.23%	3,100,000	e	3,100,000

Texas--.5%
Lower Neches Valley Authority, IDC
Exempt Facilities Revenue, VRDN
(ExxonMobil Project) 1.27%	2,100,000 e	2,100,000
Total Short-Term Investments (cost $12,700,000)		12,700,000
Total Investments (cost $593,867,037)	144.8%	614,504,662
Liabilities, Less Cash and Receivables	(1.0%)	(4,207,011)
Preferred Stock, at redemption value	(43.8%)	(186,000,000)
Net Assets	100.0%	424,297,651

Notes to Statement of Investments:

a Non-income producing security, interest payments in default.
b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Inverse floater security - the interest rate is subject to change periodically.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004 these securities amounted to
$4,424,820 or 1.0% of net assets.
e Securities payable on demand. Variable interest rate - subject to periodic change.
f Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STRATEGIC MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)